CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Series Angel Redeemable Convertible Preferred Shares [Member]	Series Pre-A Redeemable Convertible Preferred Shares [Member]	Series A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class A Ordinary Shares [Member] Series A Redeemable Convertible Preferred Shares [Member]	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Subscriptions Receivable [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series Angel Redeemable Convertible Preferred Shares [Member]	Additional Paid-in Capital [Member] Series Pre-A Redeemable Convertible Preferred Shares [Member]	Additional Paid-in Capital [Member] Series A Redeemable Convertible Preferred Shares [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Class A Ordinary Shares [Member]	Total Shareholders' Equity of Yalla Group Limited [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2019	$ 19,902,176				$ 7,339						$ (7,339)						$ 5,218	$ 19,896,958
Balance, Shares at Dec. 31, 2019					73,393,941
Accretion of redeemable convertible preferred shares	(1,577,026)																	(1,577,026)
Net Income (loss)	3,213,386																	3,213,386
Dividend to shareholders	(9,010,045)																	(9,010,045)
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering					$ (7,339)	$ 4,866				$ 2,473
Re-designation of Ordinary Shares into Class A and Class B Ordinary Shares immediately prior to the completion of the initial public offering, Shares					(73,393,941)	48,659,928				24,734,013
Issuance of Ordinary Shares upon initial public offering ("IPO"), net of issuance costs	132,344,840					$ 1,930						$ 132,342,910
Issuance of Ordinary Shares upon initial public offering ("IPO"), net of issuance costs, Shares						19,300,000
Conversion of Preferred Shares into Ordinary Shares		$ 287,907	$ 3,570,201	$ 23,621,628			$ 496	$ 992	$ 3,636				$ 287,411	$ 3,569,209	$ 23,617,992
Conversion of Preferred Shares into Ordinary Shares, Shares							4,955,327	9,917,226	36,363,636
Contribution from ordinary shareholders	7,339										$ 7,339
Share-based compensation	60,805,483											60,805,483
Unrealized holding gains on short-term investments, net of income taxes of US$3,498, US$541 and nil for the years ended December 31, 2020, 2021 and 2022, respectively	10,496																10,496
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(10,496)																(10,496)
Foreign currency translation adjustments, net of nil income taxes	368,771																368,771
Balance at Dec. 31, 2020	233,534,660					$ 11,920				$ 2,473		220,623,005					373,989	12,523,273	$ 11,920	$ 233,534,660
Balance, Shares at Dec. 31, 2020						119,196,117				24,734,013
Net Income (loss)	82,594,360																	82,600,678		82,600,678	$ (6,318)
Exercise of share options	1,085,380					$ 564						1,084,816								1,085,380
Exercise of share options, Shares						5,647,551
Repurchase of shares	(25,419,808)															$ (25,419,808)				(25,419,808)
Repurchase of shares, Shares																(1,903,205)
Share-based compensation	43,939,447											43,939,447								43,939,447
Unrealized holding gains on short-term investments, net of income taxes of US$3,498, US$541 and nil for the years ended December 31, 2020, 2021 and 2022, respectively	1,622																1,622			1,622
Reclassification adjustment for gains on short-term investments realized in net income, net of income taxes	(1,622)																(1,622)			(1,622)
Foreign currency translation adjustments, net of nil income taxes	146,021																146,021			146,021
Balance at Dec. 31, 2021	335,880,060					$ 12,484				$ 2,473		265,647,268				$ (25,419,808)	520,010	95,123,951		335,886,378	(6,318)
Balance, Shares at Dec. 31, 2021						124,843,668				24,734,013						(1,903,205)
Net Income (loss)	79,037,845																	79,756,797		79,756,797	(718,952)
Exercise of share options	$ 2,069,029					$ 872						2,068,157								2,069,029
Exercise of share options, Shares	8,713,492					8,713,492
Repurchase of shares	$ (1,594,889)															$ (1,594,889)				(1,594,889)
Repurchase of shares, Shares																(398,936)
Share-based compensation	26,690,970											26,690,970								26,690,970
Foreign currency translation adjustments, net of nil income taxes	(2,218,541)																(2,221,121)			(2,221,121)	2,580
Balance at Dec. 31, 2022	$ 439,864,474					$ 13,356				$ 2,473		$ 294,406,395				$ (27,014,697)	$ (1,701,111)	$ 174,880,748		$ 440,587,164	$ (722,690)
Balance, Shares at Dec. 31, 2022						133,557,160				24,734,013						(2,302,141)